SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
Software, computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Depreciation annual rates	0.33
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Depreciation annual rates	0.33
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Depreciation annual rates	0.10
Capitalized development costs
Property, Plant and Equipment [Line Items]
Depreciation annual rates	0.33
Leasehold improvement
Property, Plant and Equipment [Line Items]
Estimated useful lives	By the shorter of remaininglease term or estimated useful life